ACQUISITIONS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment properties transaction costs recognised as on acquisition date	$ 11.6	$ 21.8